Contingent Payment (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Summary of Contingent Payment
Total
As at December 31, 2019	143
Re-measurement (1)	(97)
Liabilities Settled or Payable	-
As at September 30, 2020	46
Less: Current Portion	20
Long-Term Portion	26
(1)	Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.